Note 10 - Equity Method Investments - Summarized Financial Information on Equity Method Investments (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Current assets	$ 431,438		$ 192,050
Total assets	3,928,198		3,010,516
Current liabilities	340,792		206,974
Non-current liabilities	2,111,721		1,454,722
Net income	158,757	$ (43,447)
Equity Method Investment, Nonconsolidated Investee or Group of Investees [Member]
Current assets	28,293		46,006
Non-current assets	94,220		516,171
Total assets	122,513		562,177
Current liabilities	6,399		30,148
Non-current liabilities	60,699		346,994
Total liabilities	67,098		$ 377,142
Voyage revenue	29,457	49,065
Net income	$ 11,480	$ 19,897